25. CAPITAL MANAGEMENT AND FINANCIAL RISK (Details 5) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Financial Assets:
Cash and equivalents	$ 2,898	$ 11,838	[1]	$ 5,367
Trade and other receivables	3,819	2,403	[1]
Investments (note 9)	36,002	3,760		$ 7,778
Restricted cash and equivalents	9,712	2,314
Financial Assets	52,431	20,315
Financial Liabilities:
Accounts payable and accrued liabilities	4,588	4,141	[2]
Debt obligations (note 17)	0	276	[2]
Financial Liabilities	4,588	4,417
Equity instruments (shares)
Financial Assets:
Investments (note 9)	2,238	1,228
Equity instruments (warrants)
Financial Assets:
Investments (note 9)	3,608	2,517
Equity instruments (shares)
Financial Assets:
Investments (note 9)	20	15
Debt instruments
Financial Assets:
Investments (note 9)	30,136	0
Elliot Lake reclamation trust fund
Financial Assets:
Restricted cash and equivalents	2,431	2,213	[3]
Credit facility pledged assets
Financial Assets:
Restricted cash and equivalents	7,174	0	[3]
Reclamation letter of credit collateral
Financial Assets:
Restricted cash and equivalents	$ 107	$ 101	[3]

[1]	Category D=Loans and receivables
[2]	Category E=Financial liabilities at amortized cost
[3]	Category C=Held to maturity investments